Schedule of Weighted Average Lease-term and Discount Rate Leases (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Leases
Weighted-average remaining lease terms	4 years 1 month 6 days	4 years 9 months 18 days	2 years 3 months 18 days
Weighted-average discount rate	6.00%	6.00%	6.00%